Expense Example - Tema S&P 500 Historical Weight ETF Strategy [Member]	Mar. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58